CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (195,155,097)	$ (90,903,374)	$ 50,828,396
Other comprehensive income:
Foreign currency translation adjustment	5,505,067	17,111,083	13,309,318
Comprehensive income (loss)	(189,650,030)	(73,792,291)	64,137,714
Less: comprehensive income (loss) attributable to non-controlling interest	578,842	(81,857)	228,150
Comprehensive income (loss) attributable to Canadian Solar Inc.	$ (190,228,872)	$ (73,710,434)	$ 63,909,464